CONVERTIBLE PROMISSORY NOTES (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2018	Nov. 30, 2018	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2019	Feb. 28, 2019	Jan. 18, 2018
Debt
Outstanding notes			$ 0			$ 0	$ 0
Series B Convertible Preferred Stock
Debt
Debt converted into shares			1,097,721
Issue price (in dollars per share)		$ 7.49	$ 7.49			$ 7.49		$ 7.49
Warrants Issued with the 2018 Notes
Debt
Initial fair value recorded as debt discount (in dollars)	$ 100								$ 100
2018 Notes
Debt
Outstanding notes		$ 6,600
Aggregate principal amount	$ 6,000
Interest rate (as a percent)	15.00%
Threshold proceeds from sale of preferred stock	$ 8,000
Preferred stock conversion price as a percentage of lowest price per share of preferred stock sold in financing	80.00%	80.00%
Percentage of outstanding principal amount payable in event of corporate transaction or change of control event	30.00%
Minimum percentage of outstanding principal amount written consent required for prepayment	50.00%
Additional percentage of outstanding principal payable on prepayment	15.00%
Legal costs and bank fees	$ 400
Effective interest rate (as a percent)	54.90%
Interest expense				$ 600	$ 1,400	$ 1,600
Amortization of debt discount				$ 800	$ 300	$ 900
Debt converted into shares		1,097,721
2018 Notes | Derivative Liability
Debt
Initial fair value recorded as debt discount (in dollars)	$ 1,900